Prepaid expenses and other assets (current)	9 Months Ended
Sep. 30, 2023
Prepaid expenses and other assets (current)
Prepaid expenses and other assets (current)

9. Prepaid expenses and other assets (current)

Prepaid expenses and other current assets as of September 30, 2023 amounted to EUR 25,453k (December 31, 2022: 40,287k) and include receivables for the GSK compensation of EUR 1,412k (December 31, 2022; EUR 5,595k). In addition, other assets include tax claims against the tax authorities of EUR 9,744k (December 31, 2022: EUR 24,840k). These net amounts of VAT refund claims and VAT payables do not bear interest and are reported to the tax authorities on a monthly basis.